SHARE-BASED PAYMENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Notes to Financial Statements
Note 9. SHARE-BASED PAYMENTS

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the estimated fair value of the award. We use the Black-Scholes option pricing model to estimate the fair value of stock options and warrants. The determination of the fair value of stock-based awards on the date of grant using an option pricing model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and any expected dividends.

Stock Option Exchange

On August 29, 2013, we completed a stock option exchange program. Subject to the terms of our exchange offer filed on August 2, 2013, eligible participants tendered, and we exchanged, 5,460,424 options for 1,261,710 new options affecting 73 employees and 2 independent directors. The new options have an exercise price of $0.42, which was the closing price of our common stock on August 29, 2013. The new options were granted with the same vesting proportions as the tendered options. Of the 1,261,710 new option granted, 846,516, or 67%, were vested on the grant date and 415,194 or 33% will vest over the remaining vesting periods of the original options. The tender offer did not result in the acceleration of vesting of any options. The new options have the same expiration dates as the options exchanged.

We are required to compare the fair value of the options immediately before and after modification and recognize additional compensation expense to the extent the new options have greater value than the exchanged options they replaced. The fair value of the stock options tendered for exchange and the replacement stock options was estimated on August 29, 2013 using the Black-Scholes option-pricing model with the following assumptions:

	Pre-modification	Post-modification
Weighted-average exercise price	$2.40	$0.42
Expected term (in years)	3.00	2.00
Weighted-average volatility	70%	70%
Risk-free rate	0.79%	0.39%
Expected dividends	0%	0%

The total fair value of the new options issued to each participant in the exchange did not exceed the fair value of the original options outstanding just prior to the exchange. As such, no compensation expense was recognized as a result of the stock option exchange offer.

OPTIONS:

The estimated fair values of our stock option awards were determined using the following weighted average assumptions:

	Three Months Ended		Six Months Ended
	August 31,		August 31,
	2013	2012	2013	2012
Expected dividends	0%	0%	0%	0%
Expected term (in years)	3.50	3.50	3.50	3.50
Weighted-average volatility	70%	60%	70%	60%
Risk-free rate	0.51%	0.41%	0.51%	0.45%

The effect on our results of operations of option expense for the three and six months ended August 31, 2013 and 2012 was as follows:

	Three Months Ended		Six Months Ended
	August 31,		August 31,
	2013	2012	2013	2012
Selling and marketing	$252,765	$467,893	$591,131	$1,027,637
Technology and development	137,342	342,226	508,905	609,970
General and administrative	158,527	443,606	463,228	854,584
Total stock option expense	$548,634	$1,253,725	$1,563,264	$2,492,191

We maintain stock incentive plans for our employees. The 2010 Stock Incentive Plan provides for the grant to employees, officers, directors and consultants of incentive stock options, non-qualified stock options, restricted shares, and other stock based awards to purchase up to an aggregate of 15.0 million shares of our common stock. We have approximately 7.9 million stock options and restricted shares outstanding under this plan as of August 31, 2013.

We have also issued non-qualified stock options to consultants and vendors for services provided, as well as to directors and employees, including officers.

The summary of activity for our stock options is presented below:

	Number of options	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Options outstanding at February 28, 2013	17,373,932	$2.00	2.99
Granted	2,600,635	0.41
Exercised	-	-
Cancelled or expired	(5,710,424)	2.46
Forfeited	(2,567,830)	2.19
Options outstanding at August 31, 2013	11,696,313	$1.38	2.39

Options vested and expected to vest at August 31, 2013	11,409,124	$1.41	2.34
Options exercisable at August 31, 2013	9,781,617	$1.55	2.00

As of August 31, 2013, there was $1.9 million of unrecognized share-based payment expense related to options, which is expected to be recognized over a weighted average period of approximately 2.3 years.

The aggregate intrinsic value of the exercisable options at August 31, 2013 was approximately $31,000. The aggregate intrinsic value was calculated based on the positive differences between the market value of our common stock on August 31, 2013 of $0.39 per share and the exercise prices of the exercisable options.

The exercise prices of options outstanding at August 31, 2013 ranged from $0.25 to $3.90.  The weighted average fair value of options granted was $0.41 per option share for the three months ended August 31, 2013.

WARRANTS:

The fair values of our stock warrant awards issued during the three and six months ended August 31, 2013 and 2012, respectively, were estimated using the following weighted average assumptions:

	Three Months Ended		Six Months Ended
	August 31,		August 31,
	2013	2012	2013	2012
Expected dividends	0%	0%	0%	0%
Expected term (in years)	5.00	3.00	5.00	3.00
Weighted-average volatility	70%	60%	70%	60%
Risk-free rate	1.62%	0.38%	1.62%	0.38%

The warrant expense for the three and six months ended August 31, 2013 and 2012 is as follows, and is included in general and administrative expense:

	Three Months Ended		Six Months Ended
	August 31,		August 31,
	2013	2012	2013	2012
Total warrant expense	$278,179	$261,905	$315,450	$434,066

The summary of activity for our warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Warrants outstanding at February 28, 2013	19,171,104	$1.32	3.53
Granted	875,000	0.70
Exercised	-	-
Forfeited and expired	(181,250)	1.24
Warrants outstanding at August 31, 2013	19,864,854	$1.30	3.05

Warrants vested and expected to vest at August 31, 2013	19,864,854	$1.30	3.05
Warrants exercisable at August 31, 2013	18,931,523	$1.31	2.99

The exercisable warrants as of August 31, 2013 had no aggregate intrinsic value because the market value of our common stock on August 31, 2013 of $0.37 per share was lower than the exercise prices of the exercisable warrants. The exercise prices of warrants outstanding at August 31, 2013 ranged from $0.39 to $4.00.

As of August 31, 2013, there was approximately $116,000 of unrecognized share-based payment expense related to warrants, which is expected to be recognized over a weighted average period of approximately 2.2 years.

STOCK OPTIONS:

We maintain stock incentive plans for our employees.

2010 Incentive Stock Option Plan

In September 2010, our shareholders approved the Augme Technologies, Inc. 2010 Incentive Stock Option Plan (the “2010 Plan”), which our Board adopted on August 12, 2010. The purpose of the 2010 Plan is to advance our interests and those of our stockholders by enabling us to attract and retain persons of ability to perform services for us by providing an incentive to such individuals through equity participation in the Company and by rewarding such individuals who contribute to the achievement of our economic objectives.  The 2010 Plan permits us to grant, for a ten-year period, stock options, restricted stock awards and bonuses of stock, collectively referred to in this discussion as “awards.”  We reserved 15,000,000 shares of our common stock for issuance to our directors, employees, independent contractors and consultants under the 2010 Plan. The Board of Directors or a committee of the Board administers the 2010 Plan and has the authority and discretion, subject to the provisions of the Plan, to select persons to whom awards will be granted, to designate the number of shares to be covered by each award, to specify the type of consideration to be paid, and to establish all other terms and conditions of each award. As of February 28, 2013 there were options outstanding of 11.6 million shares of common stock and 0.6 million shares of stock issued from the 2010 Plan, leaving a balance of approximately 2.6 million shares available for future option awards.

2004 Stock Plan

In March 2004, our Board adopted our 2004 Stock Plan (the “2004 Plan”) pursuant to which key employees, including officers, directors and consultants of the Company are eligible to receive shares of common stock, incentive stock options as well as non-qualified stock options and stock appreciation rights (“SARs”). The 2004 Plan is administered by the Board of Directors.  Incentive stock options granted under the 2004 Plan are exercisable for a period of up to 10 years from the date of grant at an exercise price which is not less than the fair market value (“FMV”) of the common stock on the date of the grant, except that the term of an incentive stock option granted under the 2004 Plan to a stockholder owning more than 10% of the outstanding common stock may not exceed five years and the exercise price of an incentive stock option granted to such a stockholder may not be less than 110% of the FMV of the common stock on the date of the grant. Non-qualified stock options may be granted on terms determined by the Board of Directors. SARs, which give the holder the privilege of surrendering such rights for an amount of stock equal to the appreciation in the common stock between the time of grant and the surrender, may be granted on any terms determined by the Board of Directors. The 2004 Plan also permits the grant of new stock options to participants who tender shares of our common stock as payment of the exercise price of stock options or the payment of withholding tax (“Reload Options”). The Reload Options will be granted at the fair market value of a share of common stock on the date of the grant and will be exercisable six months following the date of the grant. The 2004 Plan also includes limited option valuation rights upon a change of control of the Company. We reserved 2,000,000 shares for issuance under the 2004 Plan, of which, to date, there are options issued covering 1,800,000 shares of common stock.

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award. We use the Black-Scholes option pricing model to estimate the fair value of stock options and warrants. The determination of the fair value of stock-based awards on the date of grant using an option pricing model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and any expected dividends.

We estimate the expected volatility of options granted using a combination of historical volatility and implied volatility. We use a simplified approach to estimate the expected term for options granted. We base the risk-free interest rate used in the option valuation model on zero-coupon yields implied by U.S. Treasury issues with remaining terms similar to the expected term on the options. We do not anticipate paying any cash dividends in the foreseeable future and therefore use an expected dividend yield of zero in the option valuation model. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data and future expectations to estimate option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

The assumptions used to value our option grants were as follows:

	Year Ended
	February 28, 2013	February 29, 2012	February 28, 2011
Expected dividends	—%	—%	—%
Expected term (in years)	3.5	2.7 – 3.5	4.5 – 10.0
Weighted-average volatility	63.0%	71.5%	91.5%
Risk-free rate	0.37 – 0.75%	0.4 – 0.5%	0.74 – 1.23%

The effect on our results of operations of recording share-based compensation expense for the years ended February 28, 2013, February 29, 2012, and February 28, 2011 was as follows:

	Year Ended
	February 28, 2013	February 29, 2012	February 28, 2011
Selling and marketing	$1,594,565	$1,322,905	$243,913
Technology and development	1,069,186	1,271,437	427,673
General and administrative	1,774,521	3,608,887	2,290,101
Total stock-based compensation expense	$4,438,272	$6,203,229	$2,961,687

We have also issued non-qualified stock options to consultants and vendors for services provided, as well as employees, including officers, directors and consultants.

The summary of activity for our stock options is presented below:

	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)
Options outstanding at February 28, 2010	5,258,415	1.51	5.20
Granted	11,445,683	1.85
Exercised	(1,991,153)	0.68
Cancelled	(266,155)	0.51
Forfeited and expired	(499,257)	1.63
Options outstanding at February 28, 2011	13,947,533	1.68	4.56
Granted	9,816,775	2.79
Exercised	(1,203,065)	1.03
Cancelled	(110,000)	0.62
Forfeited and expired	(2,298,024)	3.07
Options outstanding at February 29, 2012	20,153,219	2.09	4.07
Granted	3,326,668	1.35
Exercised	(602,092)	0.51
Cancelled	—	—
Forfeited and expired	(5,503,863)	2.31
Options outstanding at February 28, 2013	17,373,932	2.00	2.99

Options exercisable at February 28, 2013	12,329,755	$1.97	2.62

As of February 28, 2013, there was $3.8 million of unamortized share-based payment expense, which is expected to be amortized over the remaining weighted average expected life of 1.9 years.

The aggregate intrinsic value of the exercisable options at February 28, 2013 was $30,800. The aggregate intrinsic value was calculated based on the positive differences between the market value of our common stock on February 28, 2013 of $0.39 per share and the exercise prices of the exercisable options.

The exercise prices of options outstanding at February 28, 2013 ranged from $0.25 to $4.10.  The weighted average fair value of options granted was $0.56, $1.22, and $1.85 for the years ended February 28, 2013, February 29, 2012, and February 28, 2011, respectively.

The total intrinsic value of options exercised during fiscal 2013, 2012 and 2011 was $0.8 million, $2.9 million, and $5.0 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares.